S000032498 [Member] Annual Fund Operating Expenses - iShares MSCI Global Min Vol Factor ETF - iShares MSCI Global Min Vol Factor ETF	Aug. 31, 2025 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.